    As filed with the Securities and Exchange Commission on December 1, 1999
                                              1933 Act Registration No. 33-72424
                                              1940 Act Registration No. 811-8194


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933           x
                                                                 ---
     Pre-Effective Amendment No. __
                                                                 ---
     Post-Effective Amendment No. 14                              x
                                                                 ---

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940   x
                                                                 ---
     Amendment No. 16                                             x
                                                                 ---

                        (Check appropriate box or boxes.)

                            FINANCIAL INVESTORS TRUST
               --------------------------------------------------
               (Exact name of Registrant as Specified in Charter)

                           370 17th Street, Suite 3100
                                Denver, CO 80202
               ---------------------------------------------------
               (Address of principal executive offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (303) 623-2577
                                                          ----------------
                           Russell C. Burk, Secretary
                            Financial Investors Trust
                           370 17th Street, Suite 3100
                                Denver, CO 80202
                     --------------------------------------
                     (Name and Address of Agent of Service)

                                    Copy to:

                              Lester Woodward, Esq.
                           Davis, Graham & Stubbs LLP
                           370 17th Street, Suite 4700
                                Denver, CO 80202

Approximate Date of Proposed Public Offering:  As soon as practicable after the effective date of this Amendment

It is proposed that this filing will become effective (check appropriate box):

         immediately upon filing pursuant to paragraph (b)
---
         on (date) pursuant to paragraph (b)
---
         60 days after filing pursuant to paragraph (a)(1)
---
         on ____________, pursuant to paragraph (a)(1)
---
 x       75 days after filing pursuant to paragraph (a)(2)
---
         on (date) pursuant to paragraph (a)(2)

If appropriate, check the following box:

         This post-effective amendment designates a new effective date for a
---      previously filed post-effective amendment.

Title of Securities Being Registered: Shares of Beneficial Interest

Registrant registered an indefinite number of shares pursuant to regulation 24f-2 under the Investment Company Act of 1940 on July 21, 1999.

                               UNITED ASSOCIATION

                                 500 INDEX FUND



   AS WITH OTHER MUTUAL FUNDS, THE SECURITIES AND EXCHANGE COMMISSION HAS NOT
     APPROVED OR DISAPPROVED THESE FUND'S SHARES OR DETERMINED WHETHER THE
       INFORMATION IN THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANYONE WHO
                  TELLS YOU OTHERWISE IS COMMITTING A CRIME.

                               TABLE OF CONTENTS


                                                                          PAGE
                                                                          ----
PROSPECTUS SUMMARY ..........................................................2

PRINCIPAL STRATEGIES AND RISKS ..............................................3

PERFORMANCE .................................................................4

FEES AND EXPENSES OF THE FUND ...............................................4

MORE INFORMATION ABOUT RISK .................................................5

INVESTMENT ADVISER ..........................................................7

HOW DO I INVEST IN THE FUND? ................................................7

DISTRIBUTION PLAN ..........................................................13

FINANCIAL HIGHLIGHTS .......................................................13



No person has been authorized to give any information or to make any representation that is not contained in this Prospectus, or in the Statement of Additional Information that is incorporated herein by reference, in connection with the offering made by this Prospectus and, if given or made, such information or representations must not be relied upon. Also, this Prospectus does not constitute an offering by the Trust or its Distributor in any jurisdiction where such an offering would not be lawful.

PROSPECTUS SUMMARY
===============================================================================

THE UNITED ASSOCIATION 500 INDEX FUND -- In this prospectus, we provide you with information on: the principal investment strategies of the United Association 500 Index Fund (the "Fund"); the risks associated with investing in the Fund; management and services provided to the Fund; how to invest in the Fund; and other information.

The Fund is distributed primarily to the United Association of Journeymen and Apprentices of the Plumbing and Pipe Fitting Industry of the United States and Canada (the "UA") either through direct investment by UA members, or through investment by UA pension funds. Because the Fund is distributed primarily to the UA, the Trustees will consider the UA's policy and position on certain issues when establishing procedures for voting proxies of the underlying portfolio securities.

ABOUT THE UA -- The UA is a multi-craft union whose members are engaged in the fabrication, installation and servicing of piping systems. There are approximately 291,000 highly-skilled United Association members who belong to 418 individual local unions across North America. Founded in 1889, the UA serves as a collective voice for workers through negotiation and collective bargaining with employing contractor groups.

INSTITUTIONAL SHARES -- This prospectus describes both classes of shares offered by the Fund. Institutional Shares ("Class I" shares) are designed to give organizations, pension funds and other entities (non-natural persons) or financial institutions acting in a fiduciary or agency capacity for such entities, a convenient means of accumulating an interest in the Fund. Class I shares are not designed for individuals and have a minimum initial investment requirement of $500,000.

RETAIL SHARES -- The Fund also offers retail shares ("Class II" shares). Class II shares are designed for individuals and other investors who seek mutual fund investment convenience plus a lower investment minimum. Class II shares have a $1,000 minimum initial investment requirement and offer additional services for the individual investor. Class II shares also incur distribution fees and account maintenance fees (for accounts under $10,000).

PRINCIPAL STRATEGIES AND RISKS
===============================================================================

FUND SUMMARY

INVESTMENT GOAL:

To approximate, before Fund expenses, the investment results of the S&P 500 Composite Index

INVESTMENT FOCUS:

Common stocks of larger issuers

SHARE PRICE VOLATILITY:
(RELATIVE TO MUTUAL FUNDS GENERALLY)

High

PRINCIPAL INVESTMENT STRATEGY:

Investing in stocks that comprise the S&P 500 Composite Index

INVESTOR PROFILE

Investors seeking returns similar to the S&P 500 Composite Index who are willing to accept the risk of investing in equity securities.

PRINCIPAL INVESTMENT STRATEGIES -- The Fund's investment objective is to provide investment results that, before Fund expenses, approximate the aggregate price and dividend performance of the securities included in the S&P 500 Composite Index by investing in securities comprising the S&P 500 Composite Index. The S&P 500 Composite Index is made up of common stocks of 500 large, publicly traded companies. The Fund buys and holds all stocks included in the S&P 500 Composite Index in exactly the same proportion as those stocks are held in the Index. Stocks are eliminated from the Fund when removed from the S&P 500 Composite Index. The Adviser makes no attempt to "manage" the Fund in the traditional sense (i.e., by using economic, financial or market analyses).

Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities, and will lower Fund performance.

PRINCIPAL RISKS OF INVESTING -- Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that its market segment, the S&P 500 Composite Index of common stocks, may underperform other equity market segments or the equity market as a whole.

The Fund's ability to duplicate the performance of the S&P 500 Composite Index will depend to some extent on the size and timing of cash flows into and out of the Fund, as well as on the level of the Fund's expenses. For additional information about risks, see "More Information About Risk."

No matter how good a job an investment manager does, you could lose money on your investment in a Fund, just as you could with other investments.

An investment in a Fund is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any government agency.

SHOULD I INVEST IN THE UA 500 INDEX FUND?

The Fund may be appropriate for you if:

o You are seeking an investment that aims to provide capital appreciation over the long term.
o You can tolerate price fluctuations and volatility that are inherent in investing in a broad-based stock mutual fund.
o    You wish to add a common stock fund to your existing investment portfolio.

PERFORMANCE
===============================================================================
There is no performance information for the Fund because it has not completed a full calendar year of operations.


FEES AND EXPENSES OF THE FUND
===============================================================================

The information in this section describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund's fees and expenses are based upon estimates of the operating expenses for the Fund's initial year of operation.

Shareholder Fees
(Fees paid directly from your investment)                Class I           Class II
----------------------------------------                 -------           --------
Maximum Sales Load                                         None              None
Maximum Deferred Sales Charge                              None              None
Redemption                                                 None              None
Exchange                                                   None              None
Account Maintenance Fee (for accounts under $10,000)       None            $10/year

Annual Fund Operating Expenses
(expenses that are deducted from Fund Assets)            Class I           Class II
--------------------------------------------             -------           --------
Management Fees                                            0.01%             0.01%
Distribution (12b-1) Fees                                  None              0.10%*
Other Expenses                                             0.13%             0.13%
Total Annual Fund Operating Expenses                       0.14%             0.24%
Fee Waiver                                                  --              (0.07)%*
Net Annual Fund Operating Expenses                         0.14%             0.17%

*ALPS has contractually agreed to waive the distribution (12b-1) fees that it is entitled to receive from Class II to .035% for the first year of operation.

EXAMPLE -- The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and that total annual operating expenses set forth above are incurred. The example also assumes a 5% return each year and that the Fund's operating expenses will remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                              One Year                 Three Years
                              -------                  -----------
Class I                         $14                        $45
Class II                        $17                        $70

MORE INFORMATION ABOUT RISK
===============================================================================

EQUITY RISK -- Equity securities include public and privately issued equity securities, common and preferred stocks, warrants, rights to subscribe to common stock and convertible securities, as well as instruments that attempt to track the price movement of equity indices. Investments in equity securities and equity derivatives in general are subject to market risks that may cause their prices to fluctuate over time. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of equity securities in which a mutual fund invests will cause a fund's net asset value to fluctuate. An investment in a portfolio of equity securities may be more suitable for long-term investors who can bear the risk of these share price fluctuations.

HEDGING RISK -- Hedging is a strategy designed to offset investment risks. Hedging activities include, among other things, the use of forwards, options and futures. There are risks associated with hedging activities, including:

     o The success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets, and movements in interest and currency exchange rates.

     o There may be an imperfect or no correlation between the changes in market value of the securities held by the Fund or the currencies in which those securities are denominated and the prices of forward contracts, futures and options on futures.

     o There may not be a liquid secondary market for a futures contract or option.

     o Trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in currencies, futures contracts and options.

LEVERAGING RISK -- Leveraging activities include, among other things, borrowing and the use of short sales, options and futures. There are risks associated with leveraging activities, including:

o A fund experiencing losses over certain ranges in the market that exceed losses experienced by a non-leveraged fund.

o There may be an imperfect or no correlation between the changes in market value of the securities held by a fund and the prices of futures and options on futures.

o Although the Fund will only purchase exchange-traded futures and options, due to market conditions there may not be a liquid secondary market for a futures contract or option. As a result, the Fund may be unable to close out their futures or options contracts at a time which is advantageous.

o Trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts and options.

In addition, the following leveraged instruments are subject to certain specific risks:

DERIVATIVES RISK -- The Fund uses derivatives to attempt to achieve its investment objectives, while at the same time maintaining liquidity. To collateralize (or cover) these derivatives transactions, the Fund holds cash or U.S. Government securities.

FUTURES -- Futures contracts and options on futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. Index futures are futures contracts for various indices that are traded on registered securities exchanges.

The Fund may use Futures contracts and related options for bona fide hedging purposes to offset changes in the value of securities held or expected to be acquired. They may also be used to gain exposure to a particular market or instrument, to create a synthetic money market position, and for certain other tax-related purposes. The Fund will only enter into futures contracts traded on a national futures exchange or board of trade.

TRACKING ERROR RISK -- Factors such as Fund expenses, imperfect correlation between the Fund's investments and those of their benchmarks, rounding of share prices, changes to the benchmark, regulatory policies, and leverage, may affect their ability to achieve perfect correlation. The magnitude of any tracking error may be affected by a higher portfolio turnover rate. Because an index is just a composite of the prices of the securities it represents rather than an actual portfolio of those securities, an index will have no expenses. As a result, a Fund, which will have expenses such as taxes, custody, management fees and other operational costs, and brokerage, may not achieve its investment objective of accurately correlating to an index.

OTHER INVESTMENTS

In addition to the investments and strategies described in this prospectus, the Fund may also invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in the Statement of Additional Information. Of course, the Trust cannot guarantee the Fund will achieve its investment goal.

The investments and strategies described in this prospectus are those that the Adviser uses under normal conditions. During unusual economic, market, political or other conditions, or for temporary defensive or liquidity purposes, the Fund may invest up to 100% of its assets in short-term high quality debt instruments that would not ordinarily be consistent with the Fund's principal investment strategies. The Fund will do so only if the Adviser believes that the risk of loss outweighs the opportunity for achieving the Fund's investment objective.

INVESTMENT ADVISER
================================================================================

The Investment Adviser makes investment decisions for the Fund and continuously reviews, supervises and administers the Fund's investment program. The Board of Trustees of the Trust supervises the Adviser and establishes policies that the Adviser must follow in its management activities.

National City Investment Management Company ("IMC"), with its principal offices at 1900 East Ninth Street, Cleveland, Ohio 44114, serves as Adviser to the Fund. The Fund pays an advisory fee to IMC of ___% of the Fund's average net assets. On June 30, 1999, IMC had approximately $25.4 billion in assets under management.

IMC utilizes a team approach for management of the Fund. No one person is primarily responsible for making investment recommendations to the team.

HOW DO I INVEST IN THE FUND?
================================================================================

HOW ARE INVESTMENTS MADE?

Minimum Initial Investment                        Class I             Class II
--------------------------                       --------             --------
New Account                                      $500,000              $ 1,000
IRA Account                                           n/a              $ 1,000
Systematic Investment Program                         n/a              $   250
Systematic Withdrawal Program                         n/a              $10,000

As described below, you may purchase shares of the Fund through an authorized broker or investment adviser, or directly from the Fund. Your orders for the purchase of shares will be executed at the net asset value per share next determined after an order has been received in good form. Your payment will be invested in full and fractional shares of the Fund. Orders transmitted to the Fund in proper form prior to the close of business (normally 4:00 p.m. Eastern Time) will be executed that day. You will not receive certificates for shares that you purchase. ALPS serves as the Fund's Transfer Agent and maintains records of each shareholder's holdings of fund shares. Your initial investment in the Fund must be preceded or accompanied by a completed, signed application. The Fund reserves the right to reject any purchase.

INVESTING THROUGH YOUR BROKER OR INVESTMENT ADVISER

To purchase shares through authorized brokers and investment advisers, simply complete a Purchase Application and contact your broker or investment adviser with instructions as to the amount you wish to invest. Your broker will then contact the Fund to place the order on your behalf. Authorized brokers and investment advisers may impose additional requirements and charges for the services rendered.

Your orders received by the Fund prior to the close of business (normally 4:00 p.m. Eastern Time), will become effective that day. Brokers who receive your orders are obligated to transmit them promptly. You will receive written confirmation of your order within a few days of receipt of instructions from your broker.

INVESTING DIRECTLY WITH THE FUND

You can invest in the Fund directly by using any of the methods described below:

BY MAIL. Make your check payable to the UA 500 INDEX FUND and mail it, along with the Purchase Application (if your purchase is an initial investment), to the address indicated on the Purchase Application. Third party and foreign checks will not be accepted. For existing accounts please include the Fund name and your account number on all checks.

BY BANK TRANSFER. After you have established an account with the Fund, a bank transfer will allow you to transfer money from your bank account via the Automated Clearing House (ACH) network to your Fund account. To use this service, you must select this option on your Purchase Application. You also will need an account with a bank that provides bank transfer services. (Your bank may charge you a fee for this service.) Once you have established this option, you can initiate a bank transfer by contacting a representative from your bank, providing the required information for the bank, and authorizing the transfer to take place. Please allow two or three days after the initial authorization for the transfer to occur.

BY WIRE. To initiate your wire transaction, contact your depository institution and instruct them to wire Federal Funds (monies transferred from one bank to another through the Federal Reserve System with same-day availability) to:

         State Street Bank & Trust Co.
         ABA# 011000028
         UA 500 Index Fund
         Credit DDA# __________________
         (Account Registration)
         (Account Number)

HOW DO I REDEEM FUND SHARES?

Shareholders may redeem their shares, in whole or in part, on each day the Fund is valued (see the section entitled "HOW ARE FUND SHARES VALUED?" later in this Prospectus). Shares will be redeemed at the net asset value next determined after a proper redemption request has been received by the Fund in good form.

A redemption is a tax reportable transaction and any gain or loss is a taxable event. See the section entitled "WHAT IS THE EFFECT OF FEDERAL INCOME TAX ON THIS INVESTMENT?" later in this Prospectus for more information.

Where the shares to be redeemed have been purchased by check, the payment of redemption proceeds may be delayed until the purchasing check has cleared. Shareholders may avoid this delay by investing through wire transfers of Federal funds. During the period prior to the time the shares are redeemed, dividends on the shares will continue to accrue and be payable and the shareholder will be entitled to exercise all other beneficial rights of ownership.

Once the shares are redeemed, the Fund will ordinarily send the proceeds by check to the shareholder at the address of record on the next business day. The Fund may, however, take up to seven days to make payment. Also, if the New York Stock Exchange is closed (or when trading is restricted) for any reason other than customary weekend or holiday closings or if an emergency condition, as determined by the SEC, merits such action, the Fund may suspend redemptions or postpone payment dates beyond the normal seven day redemption period.

To ensure acceptance of your redemption request, it is important to follow the procedures described below. Although the Fund has no present intention to do so, the Fund reserves the right to refuse or to limit the frequency of any telephone, wire or bank transfer redemptions. It may be difficult to make contact by telephone during periods of severe market or economic change. Shareholders should consider alternative methods of communications during such times.

The Fund may modify or terminate its redemption services and provisions at any time. If the Fund terminates any particular service, it will do so only after giving written notice to shareholders. Redemption by mail will always be available to shareholders.

You can redeem your shares directly from the Fund using any of the methods described below:

REDEEMING YOUR SHARES USING AN AUTHORIZED BROKER OR INVESTMENT ADVISER

You may redeem your shares by contacting your authorized broker or investment adviser and instructing them to redeem your shares. They will then contact ALPS and place a redemption order on your behalf.

REDEEMING YOUR SHARES DIRECTLY FROM THE FUND

BY MAIL. You may redeem your shares by sending a letter directly to the Fund. To be accepted, a letter requesting redemption must include:

     o the Fund name and account registration from which you are redeeming shares;

     o    your account number;

     o    the amount to be redeemed; and

     o    an authorized signature.

BY TELEPHONE. If you have established the telephone redemption privilege on your Purchase Application, you may redeem your shares by calling the Fund at 1-800-______. You should be prepared to give the telephone representative the following information:

     o    your account number, social security number and account registration;

     o    the Fund name from which you are redeeming shares; and

     o    the amount to be redeemed.

The telephone conversation may be recorded to protect you and the Fund. The Fund employs reasonable procedures to confirm that instructions communicated to its representatives by telephone are genuine. If the Fund fails to employ such reasonable procedures, it may be liable for any loss, damage or expense arising out of any telephone transactions purporting to be on a shareholder's behalf. However, if the Fund acts on instructions it reasonably believes to be genuine, you will bear the loss. For your protection, telephone redemptions will be suspended for a period of 10 days following an address change given over the telephone.

You cannot redeem shares held in IRAs using the telephone.

BY WIRE. You may instruct the Fund to send your redemption proceeds via federal wire ($1,000 minimum per transaction) or bank transfer to your personal bank. Your instructions should include:

     o    your account number, social security number and account registration;

     o    the Fund name from which you are redeeming shares; and

     o    the amount to be redeemed.

Wire and bank transfer redemptions can be made only if the privilege has been established on your Purchase Application and you have attached a copy of a voided check or a letter summarizing the wiring instructions of the account where proceeds are to be wired. Your bank may charge you a fee for receiving a wire payment on your behalf.

A NOTE ON LARGE REDEMPTIONS

It is important that you call the Fund before you redeem a large dollar amount. We must consider the interests of all fund shareholders and so reserve the right to delay delivery of your redemption proceeds--up to seven days--if the amount will disrupt the Fund's operation or performance.

If you redeem more than $250,000 worth of Fund shares with any 90-day period, the Fund reserves the right to pay part or all of the redemption proceeds above $250,000 in kind, i.e., in securities, rather than in cash. If payment is made in kind, you may incur brokerage commissions if you elect to sell the securities for cash.

INVOLUNTARY SALES OF YOUR SHARES

If your Class II account balance drops below $500 because of redemptions, you may be required to sell your shares. But, you will always be given at least 60 days' written notice to give you time to add to your account and avoid the sale of your shares.

WHAT ADDITIONAL SERVICES ARE OFFERED BY CLASS II?

AUTOMATIC INVESTMENT PROGRAM. The Automatic Investment Program offers a simple way to establish and maintain a consistent investment program. You may arrange automatic transfers (minimum $50 per transaction) from your bank account to your Fund account on a periodic basis by simply completing the Automatic Investment Plan section of your Purchase Application. When you participate in this program, the minimum initial investment in each Fund is $250. You may change the amount of your automatic investment, skip an investment, or stop the Automatic Investment Program by calling the Fund at 1-800-_____ at least three business days prior to your next scheduled investment date.

SYSTEMATIC WITHDRAWAL PLAN. If your Fund account balance is $10,000 or more, you may elect to have periodic redemptions made from your account on a monthly, quarterly, semi-annual or annual basis by completing the Systematic Withdrawal Plan section of the Purchase Application. The minimum periodic withdrawal is $100 and the transaction normally will be executed on the fifth or twentieth day of the selected month(s). You may request that these payments be sent to a predesignated bank account or other designated party. Depending on the size of the payment requested and fluctuation in the net asset value of the shares redeemed, redemptions for the purpose of making such payments may reduce or even exhaust your account. If a shareholder participates in the Systematic Withdrawal Plan, all dividends are automatically reinvested unless the shareholder directs otherwise.

The Fund may at its discretion discontinue, suspend or change the practice of accepting orders by any of the methods described above. The Fund reserves the right to suspend the sale of shares, or to reject any purchase order, including orders in connection with exchanges, for any reason.

INDIVIDUAL RETIREMENT ACCOUNTS. The Fund may be used as a funding medium for traditional and Roth IRAs. In addition, a traditional or Roth IRA may be established through a custodial account with the Fund. Completion of a special application is required in order to create such an account, and the minimum initial investment for an IRA is $1,000. Contributions to IRAs are subject to the limits and conditions established by the Internal Revenue Service. For more information, call the Fund at 1-800-______ or your tax advisor.

Additional account level fees are imposed for IRA accounts.

WHAT STATEMENT AND REPORTS DO I RECEIVE FROM THE FUND?

You will receive a quarterly statement and a confirmation after every transaction that affects your share balance or account registration. A statement with tax information will be mailed to you by January 31 of each tax year and also will be filed with the IRS. At least twice a year, you will receive the Fund's financial statements. Please write to the Fund at 370 17th Street, Suite 3100, Denver, Colorado 80202 to request additional copies of these reports.

HOW ARE FUND SHARES VALUED?

The price at which you buy, sell or exchange Fund shares is the share price or net asset value (NAV). The share price for each Class of shares in the Fund is determined by adding the value of each Class' proportional share of the Fund's investments, cash and other assets, deducting each Class' proportional share of liabilities, and then dividing that value by the total number of the shares outstanding in that Class. The Fund's NAV is calculated at the close of the regular trading session of the New York Stock Exchange (normally 4:00 p.m. Eastern Time) each day that the Exchange is open.

When the Fund calculates the share price for the Fund shares, it values the securities it holds at market value. Sometimes market quotes for some securities are not available or are not representative of market value. Examples would be when events occur that materially affect the value of a security at a time when the security is not trading or when the securities are illiquid. In that case, securities may be valued in good faith at fair value, using consistently applied procedures decided on by the Trustees of the Fund.

For more information please refer to the SAI.

WHAT IS THE EFFECT OF FEDERAL INCOME TAX ON THIS INVESTMENT?

The Fund intends to distribute substantially all of its net investment income and capital gains, if any, to shareholders within each calendar year as well as on a fiscal year basis. Any net capital gains realized are normally distributed in December. Income dividends for the Fund, if any, are declared and paid quarterly.

FEDERAL TAXES. Distributions of gains from the sale of assets held by the Fund for more than one year generally are taxable to shareholders at the applicable capital gains rate, regardless of how long they have owned their Fund shares. Distributions from other sources generally are taxed as ordinary income. A portion of the Fund's dividends may qualify for the dividends-received deduction for corporations. Distributions are taxable when they are paid, whether taken in cash or reinvested in additional shares, except that distributions declared in October, November or December and paid in January are taxable as if paid on December 31. The Fund will send each shareholder an IRS Form 1099-DIV by January 31.

"BUYING A DIVIDEND." On the record date for a distribution of income or capital gains, the Fund's share price is reduced by the amount of the distribution. If shares are bought just before the record date ("buying a dividend"), the full price for the shares will be paid, and a portion of the price will be received back as a taxable distribution.

OTHER TAX INFORMATION. The information above is only a summary of some of the Federal tax consequences generally affecting the Fund and its shareholders, and no attempt has been made to discuss individual tax consequences generally affecting the Fund and its shareholders. In addition to Federal tax, distributions may be subject to state or local taxes. Shareholders should consult their tax advisers for details and up-to-date information on the tax laws in your state to determine whether the Fund is suitable given your particular tax situation.

When you sign your account application, you will be asked to certify that your taxpayer identification number is correct and that you are not subject to backup withholding for failing to report income to the IRS. If you do not comply with IRS regulations, the IRS can require the Fund to withhold 31% of taxable distributions from your account.

DISTRIBUTION PLAN
================================================================================

The Trustees have adopted a plan of distribution pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, for the Class II shares of the Fund (the "Distribution Plan"). The Distribution Plan permits the use of portfolio assets to compensate ALPS for its services and costs in distributing Class II shares and servicing shareholder accounts.

Under the Distribution Plan, ALPS receives an amount up to .10% of the average net assets of the Fund that are attributable to Class II shares. During the first year of operations, ALPS has agreed to waive the fee payable to ALPS under the Distribution Plan to .035% of the average net assets of the Fund that are attributable to Class II. All or a portion of the fees paid to ALPS under the Distribution Plan may, in turn, be paid to certain broker-dealers, investment advisers, and other third parties as compensation for selling Class II shares and for providing ongoing sales support services.

Because the fees paid under the Distribution Plan are paid out of portfolio assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges.

FINANCIAL HIGHLIGHTS
================================================================================

There are no Financial Highlights for the Fund because it has not completed a fiscal year of operations.

                     ADDITIONAL INFORMATION ABOUT THE FUND



If you would like more information about the Fund, the following additional information is available free upon request:

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains additional information about all aspects of the Fund. A current SAI has been filed with the Securities and Exchange Commission (the "SEC") and is incorporated herein by reference. For a copy of the SAI, write or call the Fund at the address or phone number listed below.

Information about the Fund (including the SAI) also may be reviewed and copied, upon payment of a duplicating fee, at the SEC's Public Reference Room in Washington, D.C. You also can obtain this information, upon payment of a duplicating fee, by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-6009.

The SEC also maintains a Web site located at http://www.sec.gov that contains the SAI, material incorporated herein by reference, and other information regarding the Fund. For more information about the operation of the Public Reference Room, please call the SEC at 1-800-SEC-0330.


ADMINISTRATOR & DISTRIBUTOR
ALPS Mutual Funds Services, Inc.
370 Seventeenth Street
Suite 3100
Denver, CO  80202




--------------------------------------------------------------------------------
        TO OBTAIN THE SAI FOR THE FUND FREE OF CHARGE, OR TO OBTAIN OTHER INFORMATION ABOUT THE FUND AND TO MAKE SHAREHOLDER INQUIRIES,
         YOU MAY WRITE TO ALPS MUTUAL FUNDS SERVICES AT 370 17TH STREET,
               SUITE 3100, DENVER, COLORADO 80202 OR CALL ALPS AT
                                 1-800-644-8595
--------------------------------------------------------------------------------


[ALPS LOGO]

Sponsor and Distributor
Member NASD                           Investment Company Act File No. 811-08194

                        UNITED ASSOCIATION 500 INDEX FUND

                           370 17th Street, Suite 3100
                             Denver, Colorado 80202

                               ____________, 2000

General & Account Information:  (800) _________

                       STATEMENT OF ADDITIONAL INFORMATION

This Statement of Additional Information ("SAI") is not a prospectus and is only authorized for distribution when preceded or accompanied by the prospectus for shares of the United Association 500 Index Fund (the "Fund") dated _______, 2000 (the "prospectus"). This SAI contains additional and more detailed information than that set forth in the prospectus and should be read in conjunction with the prospectus. The prospectus may be obtained without charge by writing or calling the Fund at the address and information number printed above.

                                TABLE OF CONTENTS

                                                                                             PAGE
-------------------------------------------------------------------------------------------------
ADDITIONAL INFORMATION ABOUT THE UA 500 INDEX FUND                                             1
     Indexing Approach                                                                         2

INVESTMENT POLICIES AND RISKS                                                                  2
     Repurchase Agreements                                                                     2
     Reverse Repurchase Agreements                                                             3
     Lending of Portfolio Securities                                                           4
     Illiquid Securities                                                                       4
     Futures and Related Options                                                               5
     Risk Factors Associated with Futures and Related Options                                  7
     Short-Term Obligations                                                                    8
     Derivative Investments                                                                    8
     Securities of Other Investment Companies                                                 11

INVESTMENT RESTRICTIONS                                                                       11

MANAGEMENT                                                                                    14
     Trustees and Officers                                                                    14
     Investment Adviser                                                                       17
     Distribution of Fund Shares                                                              18
     Administrator, Transfer Agent, Bookkeeping and Pricing Agent                             18
     Fees and Expenses                                                                        18

DETERMINATION OF NET ASSET VALUE                                                              19

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION                                                19

PORTFOLIO TRANSACTIONS                                                                        20

TAXATION                                                                                      21

OTHER INFORMATION                                                                             23
     Description of the Trust                                                                 23
     Voting Rights                                                                            23
     Custodian                                                                                24
     Performance Information                                                                  24
     Independent Accountants                                                                  25
     Registration Statement                                                                   25

               ADDITIONAL INFORMATION ABOUT THE UA 500 INDEX FUND

         The S&P is composed of approximately 500 common stocks, most of which are listed on the NYSE. S&P selects the stocks for the S&P 500 on a statistical basis. As of May 31, 1999, the stocks in the S&P 500 had an average market capitalization of 94.1 billion and the total market capitalization of all U.S. common stocks was 10.7 trillion. "Market capitalization" of a company is the market price per share of stock multiplied by the number of shares outstanding. The Adviser believes that the S&P is an appropriate benchmark for the Fund because it is diversified, familiar to many investors and widely accepted as a reference for common stock investments.

         The Fund will normally invest substantially all of its total assets in the stocks that comprise the S&P 500 in approximately the same percentages as the stocks represented in the index. The Fund may also acquire derivative instruments designed to replicate the performance of the S&P 500, such as S&P 500 stock index futures contracts or Standard & Poor's Depository Receipts. The Fund may invest in all the approximately 500 stocks comprising the S&P 500, or it may use a statistical sampling technique by selecting approximately 90% of the stocks listed in the index. The Fund will only purchase a security that is included in the S&P 500 at the time of such purchase. The Fund may, however, temporarily continue to hold a security that has been deleted from the S&P 500 pending the rebalancing of the Fund's portfolio. The Fund is not required to buy or sell securities solely because the percentage of its assets invested in index stocks changes when the market value of its holdings increases or decreases. In addition, the Fund may omit or remove an index stock from its portfolio if the Adviser believes the stock to be insufficiently liquid or believes the merit of the investment has been substantially impaired by extraordinary events or financial conditions. With respect to the remaining portion of its net assets, the Fund may hold temporary cash balances which may be invested in U.S. government obligations and money market instruments. In extraordinary circumstances, the Fund may exclude a stock listed on the index from its holdings or include a similar stock in its place if it believes that doing so will help achieve its investment objective. The Fund also may enter into repurchase agreements, reverse repurchase agreements, and lend its portfolio securities.

         While there can be no guarantee that the Fund's investment results will precisely match the results of the S&P 500, the Adviser believes that, before deduction of operating expenses, there will be a very high correlation between the returns generated by the Fund and the S&P 500. The Fund will attempt to achieve a correlation between the performance of its asset portfolio and that of the S&P 500 of at least 95% before deduction of operating expenses. A correlation of 100% would indicate perfect correlation, which would be achieved when the Fund's net asset value, including the value of its dividend and capital gains distributions, increases or decreases in exact proportion to changes in the index. The Fund's ability to correlate its performance with the S&P 500, however, may be affected by, among other things, changes in securities markets, the manner in which S&P calculates its index, and the timing of purchases and redemptions. The Adviser monitors the correlation of the performance of the Fund in relation to the index under the supervision of the Board of Trustees. The Fund intends to actively rebalance its portfolio to achieve high correlation of performance with the S&P 500. To reduce transaction costs and minimize shareholders' current capital gains liability, the Fund's investment portfolio will not be automatically rebalanced to reflect changes in the S&P 500. In the unlikely event that a high correlation is not achieved, the Board of Trustees will take appropriate steps based on the reasons for the lower than expected correlation.

THE INDEXING APPROACH

         The Fund is not managed in a traditional sense, that is, by making discretionary judgments based on analysis of economic, financial and market conditions. Under ordinary circumstances, stocks will only be eliminated from or added to the Fund to reflect additions to or deletions from the S&P 500 (including mergers or changes in the composition of the index), to raise cash to meet withdrawals, or to invest cash contributions. Accordingly, sales may result in losses that may not have been realized if the Fund were actively managed and purchases may be made that would not have been made if the Fund were actively managed. Adverse events, such as reported losses, dividend cuts or omissions, legal proceedings and defaults will not normally result in the sale of a common stock. The Fund will remain substantially fully invested in common stocks and equity derivative instruments whether stock prices are rising or falling.

         The Adviser believes that the indexing approach should involve less portfolio turnover, notwithstanding periodic additions to and deletions from the S&P 500, and thus lower brokerage costs, transfer taxes and operating expenses, than in more traditionally managed funds, although there is no assurance that this will be the case. The costs and other expenses incurred in securities transactions, apart from any difference between the investment results of the Fund and those of the S&P 500, may cause the return of the Fund to be lower than the return of the index.

         The inclusion of a security in the S&P 500 in no way implies an opinion by S&P as to its attractiveness as an investment. S&P is not a sponsor of, or in any way affiliated with, the Fund.

         The common stock of National City Corporation, the parent company of National City Investment Management Company ("IMC"), the Adviser, is included in the S&P 500. Like the other stocks in the S&P 500, the Fund will invest in the common stock of National City Corporation in approximately the same proportion as the percentage National City Corporation common stock represents in the S&P
500. As of May 31, 1999, National City Corporation common stock represented 1.7% of the index.

                          INVESTMENT POLICIES AND RISKS

                  The prospectus discusses the investment objective of the Fund and the policies to be employed to achieve that objective. This section contains supplemental information concerning certain types of securities and other instruments in which the Fund may invest, the investment policies and portfolio strategies that the Fund may utilize, and certain risks attendant to such investments, policies and strategies.

REPURCHASE AGREEMENTS

          Securities held by the Fund may be subject to repurchase agreements. Under the terms of a repurchase agreement, the Fund purchases securities from financial institutions such as banks and broker-dealers which the Fund's Adviser deems creditworthy under guidelines approved by the Board of

Trustees, subject to the seller's agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short term rates, which may be more or less than the rate on the underlying portfolio securities.

         The seller under a repurchase agreement will be required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). If the seller were to default on its repurchase obligation or become insolvent, the Fund would suffer a loss to the extent that the proceeds from a sale of the underlying portfolio securities were less than the repurchase price under the agreement, or to the extent that the disposition of such securities by the Fund were delayed pending court action. Although there is no controlling legal precedent confirming that the Fund would be entitled, as against a claim by such seller or its receiver or trustee in bankruptcy, to retain the underlying securities, the Board of Trustees of the Trust believes that, under the regular procedures normally in effect for custody of the Fund's securities subject to repurchase agreements and under federal laws, a court of competent jurisdiction would rule in favor of the Trust if presented with the question. Securities subject to repurchase agreements will be held by the Trust's custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system. Repurchase agreements are considered to be loans by the Fund under the Investment Company Act of 1940, as amended (the "1940 Act"):

REVERSE REPURCHASE AGREEMENTS

          The Fund may enter into reverse repurchase agreements in accordance with its investment restrictions. Pursuant to such agreements, the Fund would sell portfolio securities to financial institutions such as banks and broker-dealers, and agree to repurchase them at a mutually agreed-upon date and price. The Fund intends to enter into reverse repurchase agreements only to avoid otherwise selling securities during unfavorable market conditions to meet redemptions. At the time the Fund enters into a reverse repurchase agreement, it will place in a segregated custodial account assets such as U.S. Government securities or other liquid, high grade debt securities consistent with the Fund's investment restrictions having a value at least equal to the repurchase price (including accrued interest), and will subsequently monitor the account to ensure that such equivalent value is maintained. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Fund may decline below the price at which it is obligated to repurchase the securities. Reverse repurchase agreements are considered to be borrowings by the Fund under the 1940 Act.

LENDING OF PORTFOLIO SECURITIES

          The Fund may lend securities to broker-dealers, banks or other institutional borrowers pursuant to agreements requiring that the loans be continuously secured by cash, securities of the U.S. government or its agencies, or any combination of cash and such securities, as collateral equal to 100% of the market value at all times of the securities lent. Such loans will not be made if, as a result, the aggregate amount of all outstanding securities loans for the Fund exceed one-third of the value of its total assets taken at fair market value. Collateral must be valued daily by the Fund's Adviser and the borrower will be required to provide additional collateral should the market value of the loaned securities increase. During the time portfolio securities are on loan, the borrower pays the Fund any dividends or interest paid on such securities. Loans are subject to termination by the Fund or the borrower at any time. While the Fund does not have the right to vote securities on loan, it intends to terminate the loan and regain the right to vote if this is considered important with respect to the investment. The Fund will only enter into loan arrangements with broker-dealers, banks or other institutions which its Adviser has determined are creditworthy under guidelines established by the Trust's Board of Trustees.

          The Fund will continue to receive interest on the securities lent while simultaneously earning interest on the investment of the cash collateral in U.S. government securities. However, the Fund will normally pay lending fees to such broker-dealers and related expenses from the interest earned on invested collateral. There may be risks of delay in receiving additional collateral or risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans are made only to borrowers deemed by the Adviser to be of good standing and when, in the judgment of the Adviser, the consideration which can be earned currently from such securities loans justifies the attendant risk. Either party upon reasonable notice to the other party may terminate any loan.

ILLIQUID SECURITIES

          The Fund will not invest more than 15% of its net assets in securities that are illiquid. Illiquid securities would generally include repurchase agreements and GICs with notice/termination dates in excess of seven days and certain securities which are subject to trading restrictions because they are not registered under the Securities Act of 1933, as amended (the "1933 Act").

          The Fund may purchase securities which are not registered under the 1933 Act but which can be sold to "qualified institutional buyers" in accordance with Rule 144A under the 1933 Act. Any such security will not be considered illiquid so long as it is determined by the Board of Trustees or the Fund's Adviser, acting under guidelines approved and monitored by the Board, that an adequate trading market exists for that security. This investment practice could have the effect of increasing the level of illiquidity in the Fund during any period that qualified institutional buyers become uninterested in purchasing these restricted securities.

FUTURES AND RELATED OPTIONS

          The Fund may invest in stock index futures contracts and options of futures contracts in attempting to hedge against changes in the value of securities that it holds or intends to purchase. The Fund may invest in stock index futures contracts in attempting to hedge against changes in the value of securities that it holds or intends to purchase or to maintain liquidity. The Fund might sell a futures contract in order to offset an expected decrease in the value of its portfolio that might otherwise result from a market decline. The Fund may invest in the instruments described either to hedge the value of their respective portfolio securities as a whole, or to protect against declines occurring prior to sales of securities in the value of the securities to be sold. Conversely, the Fund may purchase a futures contract in anticipation of purchases of securities. In addition, the Fund may utilize futures contracts in anticipation of changes in the composition of its holdings for hedging purposes or to maintain liquidity.

          Futures contracts obligate the Fund, at maturity, to take or make delivery of certain securities or the cash value of an index or the cash value of a stated amount of a foreign currency. When interest rates are rising, futures contracts can offset a decline in value of the securities held by the Fund. When rates are falling or prices of securities are rising, these contracts can secure higher yields for securities the Fund intends to purchase.

          The Fund intends to comply with the regulations of the Commodity Futures Trading Commission (CFTC) exempting it from registration as a "commodity pool operator." The Fund's commodities transactions must constitute bona fide hedging or other permissible transactions pursuant to such regulations. In addition, the Fund may not engage in such transactions if the sum of the amount of initial margin deposits and premiums paid for unexpired commodity options, other than for bona fide hedging transactions, would exceed 5% of the liquidation value of its assets, after taking into account unrealized profits and unrealized losses on such contracts it has entered into; provided, however, that in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in calculating the percentage limitation. In connection with the Fund's position in a futures contract or option thereon, it will create a segregated account of liquid assets, such as cash, U.S. government securities or other liquid high grade debt obligations, or will otherwise cover its position in accordance with applicable requirements of the SEC.

          The Fund may purchase and sell call and put options on futures contracts traded on an exchange or board of trade. When the Fund purchases an option on a futures contract, it has the right to assume a position as a purchaser or seller of a futures contract at a specified exercise price at any time during the option period. When the Fund sells an option on a futures contract, it becomes obligated to purchase or sell a futures contract if the option is exercised. In anticipation of a market advance, the Fund may purchase call options on futures contracts as a substitute for the purchase of futures contracts to hedge against a possible increase in the price of securities which the Fund intends to purchase. Similarly, if the value of the Fund's securities is expected to decline, it might purchase put options or sell call options on futures contracts rather than sell futures contracts.

          The Fund may write covered call options, buy put options, buy call options and sell or "write" secured put options on a national securities exchange and issued by the Options Clearing Corporation for hedging purposes. Such transactions may be effected on a principal basis with primary reporting dealers in U.S. government securities in an amount not exceeding 5% of the Fund's net assets. Such options may relate to particular securities, stock or bond indices, financial instruments or foreign currencies. Purchasing options is a specialized investment technique which entails a substantial risk of a complete loss of the amounts paid as premiums to the writer of the option.

          A call option for a particular security gives the purchaser of the option the right to buy, and a writer the obligation to sell, the underlying security at the stated exercise price at any time prior to or only at the expiration of the option, regardless of the market price of the security. The premium paid to the writer is the consideration for undertaking the obligations under the option contract. A put option for a particular security gives the purchaser the right to sell the underlying security at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security. In contrast to an option on a particular security, an option on a securities index provides the holder with the right to make or receive a cash settlement upon exercise of the option.

          The Fund may purchase and sell put options on portfolio securities at or about the same time that it purchases the underlying security or at a later time. By buying a put, the Fund limits its risk of loss from a decline in the market value of the security until the put expires. Any appreciation in the value of and yield otherwise available from the underlying security, however, will be partially offset by the amount of the premium paid for the put option and any related transaction costs. Call options may be purchased by the Fund in order to acquire the underlying security at a later date at a price that avoids any additional cost that would result from an increase in the market value of the security. The Fund may also purchase call options to increase its return to investors at a time when the call is expected to increase in value due to anticipated appreciation of the underlying security. Prior to its expiration, a purchased put or call option may be sold in a closing sale transaction (a sale by the Fund, prior to the exercise of an option that it has purchased, of an option of the same series), and profit or loss from the sale will depend on whether the amount received is more or less than the premium paid for the option plus the related transaction costs.

          In addition, the Fund may write covered call and secured put options. A covered call option means that the Fund owns or has the right to acquire the underlying security subject to call at all times during the option period. A secured put option means that a Fund maintains in a segregated account with its custodian cash or U.S. government securities in an amount not less than the exercise price of the option at all times during the option period. Such options will be listed on a national securities exchange and issued by the Options Clearing Corporation and may be effected on a principal basis with primary reporting dealers in the U.S.

          The aggregate value of the securities subject to options written by the Fund will not exceed 25% of the value of its net assets. In order to close out an option position prior to maturity, the Fund may enter into a "closing purchase transaction" by purchasing a call or put option (depending upon the position being closed out) on the same security with the same exercise price and expiration date as the option which it previously wrote.

          Options trading is a highly specialized activity and carries greater than ordinary investment risk. Purchasing options may result in the complete loss of the amounts paid as premiums to the writer of the option. In writing a covered call option, the Fund gives up the opportunity to profit from an increase in the market price of the underlying security above the exercise price (except to the extent the premium represents such a profit). Moreover, it will not be able to sell the underlying security until the covered call option expires or is exercised or the Fund closes out the option. In writing a secured put option, the Fund assumes the risk that the market value of the security will decline below the exercise price of the option. The use of covered call and secured put options will not be a primary investment technique of the Fund.

RISK FACTORS ASSOCIATED WITH FUTURES AND RELATED OPTIONS

         In futures contracts based on indices, the risk of imperfect correlation increases as the composition of the Funds varies from the composition of the Index. In an effort to compensate for the imperfect correlation of movements in the price of the securities being hedged and movements in the price of future contracts, the Funds may buy or sell future contracts in a greater or lesser dollar amount than the dollar amount of the securities being hedged if the historical volatility of the futures contract has been less or greater than that of the securities. Such "over hedging" or "under hedging" may adversely affect a Fund's net investment results if market movements are not as anticipated when the hedge is established.

          Successful use of futures by the Fund also is subject to the Adviser's ability to predict correctly movements in the direction of securities prices, interest rates and other economic factors. For example, if the Fund has hedged against the possibility of a decline in the market adversely affecting the value of securities held in the Fund and prices increase instead, the Fund will lose part or all of the benefit of the increased value of securities which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements. Such sales of securities may, but will not necessarily, be at increased prices which reflect the rising market. The Fund may have to sell securities at a time when it may be disadvantageous to do so.

         Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the trading day. Futures contract's prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting the Fund to substantial losses. If it is not possible, or the Fund determines not to close a futures position in anticipation of adverse price movements, it will be required to make daily cash payments of variation margin. In such circumstances, an increase in the value of the portion of the Fund being hedged, if any, may offset partially or completely losses on the futures contract.

         The primary risks associated with the use of futures contracts and options are:

         1. the imperfect correlation between the change in market value of the securities held by the Fund and the price of the futures contract or option;

         2. possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired;

         3. losses greater than the amount of the principal invested as initial margin due to unanticipated market movements which are potentially unlimited; and

         4. the Adviser's ability to predict correctly the direction of securities prices, interest rates and other economic factors.

SHORT TERM OBLIGATIONS

          The Fund may hold temporary cash balances which may be invested in various short-term obligations (with maturities of 18 months or less) such as domestic commercial paper, bankers' acceptances, certificates of deposit and demand and time deposits of domestic and foreign branches of U.S. banks and foreign banks, U.S. government securities, repurchase agreements, and reverse repurchase agreements. The Fund may invest no more than 5% of its net assets in variable and floating rate obligations. During temporary defensive periods, the Fund may hold up to 100% of its total assets in these types of obligations.

          In the case of repurchase agreements, default or bankruptcy of the seller may expose the Fund to possible loss because of adverse market action or delays connected with the disposition of the underlying obligations. Further, it is uncertain whether the Fund would be entitled, as against a claim by such seller or its receiver or trustee in bankruptcy, to retain the underlying securities. Reverse repurchase agreements involve the risk that the market value of the securities held by the Fund may decline below the price of the securities it is obligated to repurchase.

          Investments include commercial paper and other short-term promissory notes issued by corporations (including variable and floating rate instruments), which must be rated at the time of purchase "A-2" or better by S&P, "Prime-2" or better by Moody's, "F-2" or better by Fitch, "Duff 2" or better by Duff or, determined by the Adviser to be of comparable quality pursuant to guidelines approved by the Trust's Board of Trustees. The Fund may also acquire zero coupon obligations, which have greater price volatility than coupon obligations and which will not result in the payment of interest until maturity.

          Bank obligations include bankers' acceptances and negotiable certificates of deposit, and non-negotiable demand and time deposits issued for a definite period of time and earning a specified return by a U.S. bank which is a member of the Federal Reserve System. Bank obligations also include U.S. dollar denominated bankers' acceptances and certificates of deposit and time deposits issued by foreign branches of U.S. banks or foreign banks. Investment in bank obligations is limited to the obligations of financial institutions having more than $1 billion in total assets at the time of purchase.

DERIVATIVE INVESTMENTS

          The Fund may purchase certain "derivative" instruments. Derivative instruments are instruments that derive value from the performance of underlying securities, interest or currency exchange rates, or indices, and include (but are not limited to) futures contracts, options, forward currency contracts and structured debt obligations (including collateralized mortgage obligations ("CMOs"), various floating rate instruments and other types of securities).

          Like all investments, derivative instruments involve several basic types of risks which must be managed in order to meet investment objectives. The specific risks presented by derivatives include, to varying degrees, market risk in the form of underperformance of the underlying securities, exchange rates or indices; credit risk that the dealer or other counterparty to the transaction will fail to pay its obligations; volatility and leveraging risk that, if interest or exchange rates change adversely, the value of the derivative instrument will decline more than the securities, rates or indices on which it is based; liquidity risk that the Fund will be unable to sell a derivative instrument when it wants because of lack of market depth or market disruption; pricing risk that the value of a derivative instrument (such as an option) will not correlate exactly to the value of the underlying securities, rates or indices on which it is based; extension risk that the expected duration of an instrument may increase or decrease; and operations risk that loss will occur as a result of inadequate systems and controls, human error or otherwise. Some derivative instruments are more complex than others, and for those instruments that have been developed recently, data are lacking regarding their actual performance over complete market cycles.

          The risk to the Fund due to the use of derivatives in the equity portion of the Fund's portfolio of investments will be limited to 10% of such investments at the time of the derivative transaction.

          With respect to the fixed income portion of the Fund's investments, the Fund's Adviser has determined that the risk features that most distinguish derivatives from other investment instruments (and which heavily influence the market, volatility and leveraging, liquidity, and pricing risks referred to above) can be described generally as "structural risk." Structural risk refers to the contractual features of an investment that can cause its total return to vary with changes in interest rates or other variables. Structural risk is not unique to derivatives, but because derivatives often are created through the intricate division of the cash flows of the underlying security, they can (but do not necessarily) present a high degree of structural risk. Structural risk can arise from variations in coupon levels, principal, and/or average life.

          The Adviser has adopted the following internal policies concerning management of the structural risk inherent in derivative instruments in the fixed income portion of the Fund's portfolio. The risk to the Fund due to the use of such derivatives will be limited to the principal invested in such instruments. When the Fund engages in short sales "against the box," risk of loss will be limited to the value of the securities "in the box." The Adviser does NOT presently intend to invest in the following types of derivatives which are structured instruments, such as range notes, dual index notes, leveraged or deleveraged bonds, inverse floaters, index amortizing notes and other structured instruments having similar cash flow characteristics.

          The cash equivalent portion of the Fund's portfolio of investments is managed with an emphasis on safety and high credit quality. This requires that liquidity risk and market risk or interest rate risk, as well as credit risk, be held to minimal levels. The Adviser has determined that many types of floating rate and variable rate instruments, commonly referred to as "derivatives," are considered to be potentially volatile. These derivative instruments are structured in a way that may not allow them to reset to par at an interest rate adjustment date. Accordingly, the Adviser has adopted the following policies with respect to this portion of the Fund's assets.

          The following types of derivative instruments ARE NOT permitted investments for the cash equivalent portion of the Fund's portfolio of investments:

         - leveraged or deleveraged floaters (whose interest rate reset provisions are based on a formula that magnifies the effect of changes in interest rates);

         - range floaters (which do not pay interest if market interest rates move outside of a specified range);

         - dual index floaters (whose interest rate reset provisions are tied to more than one index so that a change in the relationship between these indices may result in the value of the instrument falling below face value);

         - inverse floaters (which reset in the opposite direction of their index); and

         - any other structured instruments having cash flow characteristics that can create potential market volatility similar to the instruments listed above.

Additionally, the cash equivalent portion of the Fund's portfolio will not be invested in instruments indexed to longer than one-year rates, or in instruments whose interest rate reset provisions are tied to an index that materially lags short-term interest rates, such as "COFI floaters."

         At the present time, the only derivative investments that have been determined to be suitable for the cash equivalent portion of the Fund's portfolio are:

         - securities based on short-term, fixed-rate contracts; and

         - floating-rate or variable-rate securities whose interest rates reset based on changes in standard money market rate indices such as U.S. government Treasury bills, London Interbank Offered Rate, published commercial paper rates, or federal funds rates.

          The risk to the Fund due to the use of derivatives in the cash equivalent portion of its assets will be limited to the principal invested in such instruments.

          The Adviser will evaluate the risks presented by the derivative instruments purchased by the Fund, and will determine, in connection with day-to-day management of the Fund, how they will be used in furtherance of the Fund's investment objective.

          Other derivative instruments that are suitable for investment include: asset-backed securities such as those backed by automobile loans or credit card receivables. All such securities, however, must conform to the structural risk standards stated above (i.e. not present high structural risk).

          The Adviser does NOT presently intend to invest in the following types of derivatives on behalf of the Fund:

         - exchange rate-related securities

         - forward currency exchange contracts

         - interest rate swaps

         - futures contracts and related options

         - structured instruments, such as range notes, dual index notes, leveraged or deleveraged bonds, inverse floaters, index amortizing notes and other structured instruments having similar cash flow characteristics

         There are no policy restrictions on specific types of derivative instruments in which the Fund is permitted to invest. However, structural risk is controlled by adherence to specific overall Fund parameters. The Fund is managed in accordance with a policy goal that constrains the potential variability of overall fund duration and total return in relation to specified investment performance benchmarks. Fund exposure to derivative instruments having high structural risk characteristics is targeted at a maximum of 5.0% of the Fund's net assets with no individual position greater than 1.0% of the Fund. Variability in total Fund duration caused by these securities is targeted not to exceed 0.1 years in any one calendar year.

SECURITIES OF OTHER INVESTMENT COMPANIES

          Subject to 1940 Act limitations and pursuant to applicable SEC requirements, the Fund may invest in securities issued by other investment companies which invest in high quality, short-term debt securities and which determine their net asset value per share based on the amortized cost or penny-rounding method. As a shareholder of another investment company, the Fund would bear, along with other shareholders, its pro rata portion of that company's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that the Fund bears directly in connection with its own operations. Investment companies in which the Fund may invest may also impose a sales or distribution charge in connection with the purchase or redemption of their shares and other types of commissions or charges. Such charges will be payable by the Fund and, therefore, will be borne indirectly by its shareholders.

          The Fund may invest in securities issued by other investment companies as described in the Prospectus. The Fund currently intends to limit its investments in securities issued by other investment companies so that, as determined immediately after a purchase of such securities is made: (i) not more than 5% of the value of the Fund's total assets will be invested in the securities of any one investment company; (ii) not more than 10% of the value of its total assets will be invested in the aggregate in securities of investment companies as a group; and (iii) not more than 3% of the outstanding voting stock of any one investment company will be owned by the Fund or by the Trust as a whole.

                             INVESTMENT RESTRICTIONS

          The Fund is subject to a number of investment limitations. The following investment limitations are matters of fundamental policy and may not be changed with respect to the Fund without the affirmative vote of the holders of a majority of the Fund's outstanding shares.

         The Fund may not:

         1. Purchase any securities which would cause 25% or more of the value of its total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that:

              (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. government, any state, territory or possession of the United States, the District of Columbia or any of their authorities, agencies, instrumentalities or political subdivisions, and repurchase agreements secured by such instruments;

              (b) wholly owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of the parents;

              (c) utilities will be divided according to their services, for example, gas, gas transmission, electric and gas, electric, and telephone will each be considered a separate industry;

              (d) personal credit and business credit businesses will be considered separate industries.

         2. Make loans, except that the Fund may purchase and hold debt instruments and enter into repurchase agreements in accordance with its investment objective and policies and may lend portfolio securities in an amount not exceeding one-third of its total assets.

         3. Borrow money, issue senior securities or mortgage, pledge or hypothecate its assets except to the extent permitted under the 1940 Act.

         4. Purchase or sell real estate, except that the Fund may purchase securities of issuers which deal in real estate and may purchase securities which are secured by interests in real estate.

         5. Invest in commodities, except that as consistent with its investment objective and policies the Fund may: (a) purchase and sell options, forward contracts, futures contracts, including without limitation, those relating to indices; (b) purchase and sell options on futures contracts or indices; (c) purchase publicly traded securities of companies engaging in whole or in part in such activities. For purposes of this investment limitation, "Commodities" includes Commodity Contracts.

         6. Act as an underwriter of securities within the meaning of the Securities Act of 1933 except insofar as the Fund might be deemed to be an underwriter upon the disposition of portfolio securities acquired within the limitation on purchases of illiquid securities and except to the extent that the purchase of obligations directly from the issuer thereof in accordance with its investment objective, policies and limitations may be deemed to be underwriting.

         For purposes of the above investment limitations, a security is considered to be issued by the governmental entity (or entities) whose assets and revenues back the security, or, with respect to a private activity bond that is backed only by the assets and revenues of a nongovernmental user, a security is considered to be issued by such nongovernmental user.

         Except for the Fund's policy on illiquid securities and borrowing, if a percentage limitation is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in the value of the Fund's portfolio securities will not constitute a violation of such limitation for purposes of the 1940 Act.

         In addition, the Fund is subject to the following non-fundamental limitations, which may be changed without the vote of shareholders:

         The Fund may not:

         1. Acquire any other investment company or investment company security except in connection with a merger, consolidation, reorganization or acquisition of assets or where otherwise permitted under the 1940 Act.

         2. Write or sell put options, call options, straddles, spreads, or any combination thereof, except as consistent with the Fund's investment objective and policies for transactions in options on securities or indices of securities, futures contracts and options on futures contracts and in similar investments.

         3. Purchase securities on margin, make short sales of securities or maintain a short position, except that, as consistent with the Fund's investment objective and policies, (a) this investment limitation shall not apply to the Fund's transactions in futures contracts and related options, options on securities or indices of securities and similar instruments, and (b) it may obtain short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities.

         4. Purchase securities of companies for the purpose of exercising control.

         5. Invest more than 15% of its net assets in illiquid securities.

         6. Purchase securities while its outstanding borrowings (including reverse repurchase agreements) are in excess of 5% of its total assets. Securities held in escrow or in separate accounts in connection with the Fund's investment practices described in its Prospectus or Statement of Additional Information are not deemed to be pledged for purposes of this limitation.

                                   MANAGEMENT

TRUSTEES AND OFFICERS

         The Fund is a separate series under Financial Investors Trust (the "Trust"). The Trust's Board of Trustees oversees the overall management of the Fund and elects the officers of the Trust. The principal occupations for the past five years of the Trustees and executive officers of the Trust are listed below. The address of each, unless otherwise indicated, is 370 Seventeenth Street, Suite 3100, Denver, Colorado 80202. Trustees deemed to be "interested persons" of the Trust for purposes of the Investment Company Act of 1940, as amended, are indicated by an asterisk. All of the Trustees, with the exception of Mr. Lee and Mr. Maddaloni, were elected at a special meeting of shareholders held March 21, 1997.

NAME                                POSITION(S) HELD             PRINCIPAL OCCUPATION DURING THE
                                    WITH THE TRUST               PAST 5 YEARS**
----------------------------------- ---------------------------- --------------------------------------------------------------
W. Robert Alexander (72)*           Trustee, Chairman and        Mr. Alexander, a member of the Board of Trustees since
                                    President                    December 1993, is the Chief Executive Officer of ALPS Mutual
                                                                 Funds Services, Inc. which provides administration and
                                                                 distribution services for proprietary mutual fund
                                                                 complexes.  Prior to co-founding ALPS, Mr. Alexander was
                                                                 Vice Chairman of First Interstate Bank of Denver,
                                                                 responsible for Trust, Private Banking, Retail Banking, Cash
                                                                 Management Services and Marketing.  Mr. Alexander is
                                                                 currently a member of the Board of Trustees of the Colorado
                                                                 Trust, Colorado's largest foundation as well as a Trustee of the Hunter and Hughes Trusts.  Because of his affiliation
                                                                 with ALPS, Mr. Alexander is considered an "interested"
                                                                 Trustee of Financial Investors Trust.

Mary K. Anstine (58)                Trustee                      President/Chief Executive Officer, HealthONE Alliance,
                                                                 Denver, CO; Former Executive Vice President, First
                                                                 Interstate Bank of Denver.  Ms. Anstine is currently a
                                                                 Director of the Trust of Colorado, Trustee of the Denver
                                                                 Area Council of the Boy Scouts of America, a Director of the
                                                                 Junior Achievement Board and the Colorado Uplift Board, and
                                                                 a member of the Advisory Boards for the Girl Scouts Mile Hi
                                                                 Council and the Hospice of Metro Denver.  Formerly, Ms.


NAME                                POSITION(S) HELD             PRINCIPAL OCCUPATION DURING THE
                                    WITH THE TRUST               PAST 5 YEARS**
----------------------------------- ---------------------------- --------------------------------------------------------------
                                                                 Anstine served as a Director of ALPS from October 1995 to
                                                                 December 1996; Director of HealthONE; a member of the
                                                                 American Bankers Association Trust Executive Committee; and
                                                                 Director of the Center for Dispute Resolution.

Edwin B. Crowder (68)               Trustee                      Mr. Crowder currently operates a marketing concern with
                                                                 operations in the U. S. and Latin America.  He has
                                                                 previously engaged in  business pursuits in the restaurant, oil and gas drilling, and real estate development
                                                                 industries.  Mr. Crowder is a former Director of Athletics and Head Football Coach at the University of Colorado.

Martin J. Maddaloni (  )            Trustee                      [insert bio]


John R. Moran, Jr. (69)             Trustee                      Mr. Moran is President of The Colorado Trust, a private
                                                                 foundation trust serving the health and hospital community in the State of Colorado.  An attorney, Mr. Moran was
                                                                 formerly a partner with the firm of Kutak Rock & Campbell in
                                                                 Denver, Colorado and a member of the Colorado House of
                                                                 Representatives .  He is also a member of the Conference of
                                                                 Southwest Foundations, a member of the Treasurer's Office
                                                                 Investment Advisory Committee for the University of
                                                                 Colorado; a Trustee of the Robert J. Kutak Foundation;
                                                                 Director of the Colorado Wildlife Heritage Foundation; and a
                                                                 member of the Alumni Council of the University of Denver
                                                                 College of Law.

Robert E. Lee (64)                  Trustee                      Mr. Lee has been a Director of Storage Technology
                                                                 Corporation since 1989 and of Equitable of Iowa since 1981.
                                                                 Mr. Lee was the Executive Director of The Denver Foundation
                                                                 from 1989 to 1996, and is currently the Executive Director of Emeritus.  Mr. Lee is also a Director of Meredith Capital
                                                                 Corporation and Source Capital Corporation.

H. David Lansdowne (52)             Vice President               President and CEO of Tempest, Isenhart, Chafee, Lansdowne
                                                                 and Associates, Inc. since January, 1988.  Mr. Lansdowne
                                                                 joined Tempest, Isenhart as Director of Research in 1983.

NAME                                POSITION(S) HELD             PRINCIPAL OCCUPATION DURING THE
                                    WITH THE TRUST               PAST 5 YEARS**
----------------------------------- ---------------------------- --------------------------------------------------------------
Robert Alder (57)                   Vice President               Executive Vice President of Tempest, Isenhart, Chafee,
                                                                 Lansdowne and Associates, Inc. since January, 1993.

Russell C. Burk (41)                Secretary                    Mr. Burk has been General Counsel of ALPS Mutual Funds
                                                                 Services, Inc., the Administrator and Distributor, since
                                                                 February 1999.  Prior to joining ALPS, Mr. Burk served as
                                                                 Securities Counsel for Security Life of Denver, A subsidiary of ING Group.  Prior to joining Security Life, Mr. Burk
                                                                 served as General Counsel for RAF Financial Corporation,
                                                                 member NASD.

Jeremy May (29)                     Treasurer                    Mr. May has been a Director of Mutual Fund Operations at
                                                                 ALPS Mutual Funds Services, Inc. since October 1997.  Prior to joining ALPS, Mr. May was an auditor with Deloitte &
                                                                 Touche LLP in their Denver office.

**Except as otherwise indicated, each individual has held the office shown or other offices in the same company for the last five years.

         The non-interested Trustees of the Trust receive from the Trust an annual fee in the amount of $4,000 and $500 for attending each Board or committee meeting. The Trustees are reimbursed for all reasonable out-of-pocket expenses relating to attendance at meetings.

         For the Trust's fiscal year ended April 30, 1999, the Trustees were compensated as follows (Mr. Maddaloni was elected as a Trustee at the December 14, 1999 Trustees Meeting and therefore received no compensation during the Trust's fiscal year ended April 30, 1999):


                                                     PENSION OR                                AGGREGATE
                                                     RETIREMENT             ESTIMATED          COMPENSATION
                              AGGREGATE              BENEFITS               ANNUAL             FROM THE TRUST
                              COMPENSATION           ACCRUED AS             BENEFITS           AND FUND
                              FROM THE               PART OF FUND           UPON               COMPLEX PAID
                              TRUST                  EXPENSES               RETIREMENT         TO TRUSTEES
                              ---------------------- ---------------------- ------------------ -----------------------
Mary K. Anstine, Trustee      $6,500(1)              $0                     $0                 $6,500

Edwin B. Crowder, Trustee     $6,500(1)              $0                     $0                 $6,500

Robert E. Lee, Trustee        $3,000(1)              $0                     $0                 $3,000

John R. Moran, Jr. Trustee    $6,500(1)              $0                     $0                 $6,500

(1) Member of the Audit Committee.

                               INVESTMENT ADVISER

         IMC serves as investment Adviser to the Fund under an Advisory Agreement dated ___________, 1999. The Advisory Agreement was approved by the Fund's sole shareholder prior to the commencement of the Fund's operations. The Advisory Agreement provides that the Adviser shall not be liable for any error of judgement or mistake of law or for any loss suffered by the Fund in connection with the performance of the Advisory Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its duties or from reckless disregard by the Adviser of its duties and obligations thereunder.

         Unless sooner terminated, the Advisory Agreement will continue in effect with respect to the Fund until ___________, 2001 and from year to year thereafter, subject to annual approval by the Fund's Board of Trustees, or by a vote of the majority of the outstanding shares of the Fund and a majority of the Trustees who are not parties to the Agreement or interested persons (as defined in the 1940 Act) of any party by votes cast in person at a meeting called for such purpose. The Advisory Agreement may be terminated by the Fund or the Adviser on 60 days written notice, and will terminate immediately in the event of its assignment.

AUTHORITY TO ACT AS INVESTMENT ADVISER

         Banking laws and regulations, including the Glass-Steagall Act as presently interpreted by the Board of Governors of the Federal Reserve System,
(a) prohibit a bank holding company registered under the Federal Bank Holding Company Act of 1956 or any affiliate thereof from sponsoring, organizing or controlling a registered, open-end investment company continuously engaged in the issuance of its shares, but (b) do not prohibit such a bank holding company or affiliate from acting as investment adviser, transfer agent, or custodian to such an investment company. The Adviser believes that it may perform the services for the Fund contemplated by its Advisory Agreement with the Fund as described in such agreement without violation of applicable banking laws or regulations. However, there are no controlling judicial precedents and future changes in legal requirements relating to the permissible activities of banks and their affiliates, as well as future interpretations of present requirements, could prevent the Adviser from continuing to perform services for the Fund. If the Adviser were prohibited from providing services to the Fund, the Board of Trustees would consider selecting another qualified firm. Any new investment advisory agreement would be subject to shareholder approval.

         Should future legislative, judicial or administrative action prohibit or restrict the proposed activities of the Adviser, or its affiliated and correspondent banks in connection with shareholder purchases of fund shares, the Adviser and its affiliated and correspondent banks might be required to materially alter or discontinue the services offered by them to shareholders. It is not anticipated, however, that any resulting change in the Fund's method of operation would affect its net asset value per share or result in financial loss to any shareholder.

                           DISTRIBUTION OF FUND SHARES

         Shares of the Fund are offered on a continuous basis through ALPS Mutual Funds Services, Inc. ("ALPS"), 370 17th Street, Suite 3100, Denver, CO 80202, as Sponsor and Distributor of the Fund. ALPS also serves as administrator and distributor of other mutual funds. As distributor, ALPS acts as the Fund's agent to underwrite, sell and distribute shares in a continuous offering.

          ADMINISTRATOR, TRANSFER AGENT, BOOKKEEPING AND PRICING AGENT

         Pursuant to an Administration Contract, ALPS acts as Administrator for the Fund. ALPS provides management and administrative services necessary for the operation of the Fund, including, among other things, (i) preparation of shareholder reports and communications, (ii) regulatory compliance, such as reports to and filings with the Securities and Exchange Commission ("SEC") and state securities commissions and (iii) general supervision of the operation of the Fund, including coordination of the services performed by the Fund's adviser, custodian, independent accountants, legal counsel and others. In addition, ALPS furnishes office space and facilities required for conducting the business of the Fund and pays the compensation of the Fund's officers, employees and Trustees affiliated with ALPS.

         The Administration Agreement for the Fund was approved by the Board of Trustees, including a majority of the Trustees who are not parties to the contracts or interested persons of such parties, at its meeting held on _____________, 1999. At any time, the Administration Agreement is terminable with respect to the Fund without penalty by vote of a majority of the Trustees who are not "interested persons" of the Fund and who have no direct or indirect financial interest in the Administration Agreement upon not more than 60 days written notice to ALPS or by vote of the holders of a majority of the shares of the Fund, or, upon 60 days notice by ALPS.

         Under separate agreements, ALPS also serves as the transfer and dividend dispersing agent of the Fund and the bookkeeping and pricing agent of the Fund.

                                FEES AND EXPENSES

         As compensation for advisory, management and administrative services, the Adviser and ALPS (the "Administrator") are paid a monthly fee at the following annual rates:

                              ADVISORY FEE             ADMINISTRATIVE FEE
First $500 Million                  ___%                      .12%
Next $500 Million                   ___%                      .085%
Next $1 Billion                     ___%                      .06%
In Excess of $2.5 Billion           ___%                      .04%

                        DETERMINATION OF NET ASSET VALUE

         As indicated under "How are Fund Shares Valued?" in the Prospectus, the Fund's NAV is calculated at the close of the regular trading session of the New York Stock Exchange (normally 4:00 p.m. New York Time) each day that the Exchange is open. The Fund will be closed on the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

         Securities listed on an exchange or over-the-counter are valued on the basis of the last sale prior to the time the valuation is made. If there has been no sale since the immediately previous valuation, then the average of the last bid and asked prices is used. Quotations are taken from the exchange where the security is primarily traded. Portfolio securities which are primarily traded on foreign exchanges may be valued with the assistance of pricing services and are generally valued at the preceding closing values of such securities on their respective exchanges, except that when an occurrence subsequent to the time a foreign security is valued is likely to have changed such value, then the fair value of those securities will be determined by consideration of other factors by or under the direction of the Board of Trustees. Also, it is possible that events can occur that have a significant impact on the value of foreign securities at times when shareholders are unable to purchase or redeem shares of the Funds.

         Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or at the direction of the Board of Trustees. Notwithstanding the above, bonds and other fixed-income securities are valued by using market quotations and may be valued on the basis of prices provided by a pricing service approved by the Board of Trustees. All assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars at the mean between the bid and asked prices of such currencies against U.S. dollars as last quoted by any major bank.

                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

         Payment for shares may, in the discretion of the Adviser, be made in the form of securities that are permissible investments for the Fund as described in the prospectus. For further information about this form of payment, please contact ALPS. In connection with an in-kind securities payment, the Fund will require, among other things, that the securities be valued on the day of purchase in accordance with the pricing methods used by the fund and that the fund receive satisfactory assurances that (i) it will have good and marketable title to the securities received by it; (2) the securities are in proper form for transfer to the Fund; and (3) adequate information will be provided concerning the basis and other matters relating to the securities.

         Under the 1940 Act, the Fund may suspend the right of redemption or postpone the date of payment upon redemption for any period during which the New York Stock Exchange is closed (other than customary weekend and holiday closings), or during which trading on said exchange is restricted, or during which (as determined by the SEC by rule or regulation) an emergency exists as a result of which disposal or valuation of portfolio securities is not reasonably practicable, or for such other periods as the SEC may permit. (The Fund may also suspend or postpone the recordation of the transfer of its shares upon the occurrence of any of the foregoing conditions.)

         The Fund may suspend redemption rights or postpone redemption payments (as well as suspend the recordation of the transfer of shares) for such periods as are permitted under the 1940 Act. The Fund may also redeem shares involuntarily or make payment for redemption in securities or other property if it appears appropriate to do so in light of the Fund's responsibilities under the 1940 Act.

         In addition, the Fund may redeem shares involuntarily to reimburse the Fund for any loss sustained by reason of the failure of a shareholder to make full payment for shares purchased by the shareholder.

         All redemptions of shares of the Fund will be made in cash, except that the commitment to redeem shares in cash extends only to redemption requests made by each shareholder of a fund during any 90-day period of up to the lesser of $250,000 or 1% of the net asset value of the Fund at the beginning of such period. This commitment is irrevocable without the prior approval of the SEC and is a fundamental policy of the Fund that may not be changed without shareholder approval. In the case of redemption requests by shareholders in excess of such amounts, the Board of Trustees reserves the right to have the Fund make payment, in whole or in part, in securities or other assets in case of an emergency or any time a cash distribution would impair the liquidity of the Fund to the detriment of its existing shareholders. In this event, the securities would be valued in the same manner as the securities of the Fund are valued. If the recipient were to sell such securities, he or she may incur brokerage or other transactional charges.

                             PORTFOLIO TRANSACTIONS

         Pursuant to its Advisory Agreement with the Trust, IMC is responsible for making decisions with respect to and placing orders for all purchases and sales of portfolio securities for the Fund. The Adviser purchases portfolio securities either directly from the issuer or from an underwriter or dealer making a market in the securities involved. Purchases from an underwriter of portfolio securities include a commission or concession paid by the issuer to the underwriter and purchases from dealers serving as market makers may include the spread between the bid and asked price. Transactions on stock exchanges involve the payment of negotiated brokerage commissions. There is generally no stated commission in the case of securities traded in the over-the-counter market, but the price includes an undisclosed commission or mark-up.

         While the Adviser generally seeks competitive spreads or commissions, it may not necessarily allocate each transaction to the underwriter or dealer charging the lowest spread or commission available on the transaction. Allocation of transactions, including their frequency, to various dealers is determined by the Adviser in its best judgment and in a manner deemed fair and reasonable to shareholders. Under the Advisory Agreement, pursuant to Section 28(e) of the Securities Exchange Act of 1934, as amended, the Adviser is authorized to negotiate and pay higher brokerage commissions in exchange for research services rendered by broker-dealers. Subject to this consideration, broker-dealers who provide supplemental investment research to the Adviser may receive orders for transactions by the Fund. Information so received is in addition to and not in lieu of services required to be performed by the Adviser and does not reduce the fees payable to the Adviser by the Fund. Such information may be useful to the Adviser in serving both the Trust and other clients, and, similarly, supplemental information obtained by the placement of business of other clients may be useful to the Adviser in carrying out its obligations to the Trust.

         Portfolio securities will not be purchased from or sold to the Trust's Adviser, Distributor, or any "affiliated person" (as such term is defined under the 1940 Act) of any of them acting as principal, except to the extent permitted by the SEC. In addition, the Fund will not give preference to its Adviser's correspondents with respect to such transactions, securities, savings deposits, repurchase agreements and reverse repurchase agreements.

         The adviser to the Fund has agreed to maintain a policy and practice of conducting its investment management activities independently of the respective commercial departments of all of the Adviser's banking affiliates. In making recommendations for the Trust, the Adviser's personnel will not inquire or take into consideration whether the issuers of securities proposed for purchase or sale for the Trust's respective accounts are customers of the respective commercial departments of the Adviser's affiliates.

         Investment decisions for the Fund are made independently from those for the other funds and for other investment companies and accounts advised or managed by the Adviser. Such other funds, investment companies and accounts may also invest in the same securities as the Fund. When a purchase or sale of the same security is made at substantially the same time on behalf of the Fund and another investment company or account, the transaction will be averaged as to price, and available investments allocated as to amount, in a manner which the Adviser believes to be equitable to the Fund and such other investment company or account. In some instances, this investment procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or sold by the Fund. In connection therewith, and to the extent permitted by law, and by the Advisory Agreement, the Adviser may aggregate the securities to be sold or purchased for the Fund with those to be sold or purchased for other investment companies or advisory clients.

                                    TAXATION

         The following summarizes certain additional tax considerations generally affecting the Fund and its shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Fund or its shareholders or possible legislative changes, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning. Potential investors should consult their tax advisers with specific reference to their own tax situation.

         The Fund will be treated as a separate corporate entity under the Internal Revenue Code (the "Code") and intends to qualify as a regulated investment company. In order to qualify for tax treatment as a regulated investment company under the Code, the Fund must satisfy, in addition to the distribution requirement described in the Prospectus, certain requirements with respect to the source of its income during a taxable year. At least 90% of the gross income of the Fund must be derived from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stocks, securities or foreign currencies, and other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to the Fund's business of investing in such stock, securities or currencies. The Treasury Department may by regulation exclude from qualifying income foreign currency gains which are not directly related to the Fund's principal business of investing in stock or securities, or options and futures with respect to stock or securities. Any income derived by the Fund from a partnership or trust is treated as derived with respect to the Fund's business of investing stock, securities or currencies only to the extent that such income is attributable to items of income which would have been qualifying income if realized by the Fund in the same manner as by the partnership or trust.

         A 4% non-deductible excise tax is imposed on regulated investment companies that fail to currently distribute an amount equal to specified percentages of their ordinary taxable income and capital gain net income (excess of capital gains over capital losses). The Fund intends to make sufficient distributions or deemed distributions of its ordinary income and capital gain net income each calendar year to avoid liability for this excise tax.

         If for any taxable year the Fund does not qualify for federal tax treatment as a regulated investment company, all of the Fund's taxable income will be subject to federal income tax at regular corporate rates without any deduction for distributions to its shareholders. In such event, dividend distributions (including amounts derived from interest on Municipal Securities) would be taxable as ordinary income to the Fund's shareholders to the extent of the Fund's current and accumulated earnings and profits, and would be eligible for the dividends received deduction for corporations.

         The Fund may be required in certain cases to withhold and remit to the U.S. Treasury 31% of taxable dividends or gross proceeds realized upon sale paid to shareholders who have failed to provide a correct tax identification number in the manner required, or who are subject to withholding by the Internal Revenue Service for failure to properly include on their return payments of taxable interest or dividends, or who have failed to certify to the Fund that they are not subject to backup withholding when required to do so or that they are "exempt recipients".

         The tax principles applicable to transactions in financial instruments and futures contracts and options that may be engaged in by the Fund, and investments in passive foreign investment companies ("PFICs"), are complex and, in some cases, uncertain. Such transactions and investments may cause the Fund to recognize taxable income prior to the receipt of cash, thereby requiring the Fund to liquidate other positions, or to borrow money, so as to make sufficient distributions to shareholders to avoid corporate-level tax. Moreover, some or all of the taxable income recognized may be ordinary income or short-term capital gain, so that the distributions may be taxable to shareholders as ordinary income.

         In addition, in the case of any shares of a PFIC in which the Fund invests, the Fund may be liable for corporate-level tax on any ultimate gain or distributions on the shares if the Fund fails to make an election to recognize income annually during the period of its ownership of the shares.

                                OTHER INFORMATION

                            DISCRIPTION OF THE TRUST

         The UA 500 Index Fund is a Fund of Financial Investors Trust (the "Trust"), an open-end management investment company organized as a Delaware Business Trust. The Trust consists of seven funds including the UA 500 Index Fund.

         The capitalization of the Fund consists solely of an unlimited number of shares of beneficial interest with no par value. The Board of Trustees may establish additional funds (with different investment objectives and fundamental policies) at any time in the future. Establishment and offering of additional funds will not alter the rights of the shareholders. When issued, shares are fully paid, nonassessable, redeemable and freely transferable. Shares do not have preemptive rights or subscription rights. In any liquidation of the Fund, each shareholder is entitled to receive their pro rata share of the net assets of the Fund.

                                  VOTING RIGHTS

         Under the Declaration of Trust, the Trust is not required to hold annual meetings of the Trust's shareholders to elect Trustees or for other purposes. It is not anticipated that the Trust will hold shareholders' meetings unless required by law or the Declaration of Trust. In this regard, the Trust will be required to hold a meeting to elect Trustees to fill any existing vacancies on the Board if, at any time, fewer than a majority of the Trustees have been elected by the shareholders of the Trust. In addition, the Declaration of Trust provides that the holders of not less than two-thirds of the outstanding shares of the Trust may remove persons serving as Trustee either by declaration in writing or at a meeting called for such purpose. The Trustees are required to call a meeting for the purpose of considering the removal of persons serving as Trustee if requested in writing to do so by the holders of not less than 10% of the outstanding shares of the Trust. To the extent required by applicable law, the Trustees shall assist shareholders who seek to remove any person serving as Trustee.

         The Trust's shares do not have cumulative voting rights, so that the holders of more than 50% of the outstanding shares may elect the entire Board of Trustees, in which case the holders of the remaining shares would not be able to elect any Trustees.

         Shareholders of all of the Funds in the Trust, as well as those of any other investment portfolio now or hereafter offered by the Trust, will vote together in the aggregate and not separately on a fund-by-fund basis, except as otherwise required by law or when permitted by the Board of Trustees. Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Fund shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each fund affected by the matter. A fund is not affected by a matter unless it is clear that the interests of each fund in the matter are substantially identical or that the matter does not affect any interest of the fund. Under the Rule, the approval of an investment advisory agreement or any change in a fundamental investment policy would be effectively acted upon with respect to a fund only if approved by a majority of the outstanding shares of such fund. However, the Rule also provides that the ratification of the appointment of independent auditors, the approval of principal underwriting contracts and the election of trustees may be effectively acted upon by shareholders of the funds voting together in the aggregate without regard to a particular fund.

                                    CUSTODIAN

         National City Bank has been appointed as the Funds' custodian. Pursuant to a Custodian Agreement, National City Bank is responsible for holding the Funds' cash and portfolio securities.

                             PERFORMANCE INFORMATION

         The Fund may, from time to time, include its total returns in advertisements or reports to shareholders or prospective investors.

         Quotations of average annual total return will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the Fund over periods of 1, 5 and 10 years (up to the life of the Fund), calculated pursuant to the following formula:

         P(l+T)(n)=ERV

(where P = a hypothetical initial payment of $1,000, T= the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period). All total return figures will reflect a proportional share of fund expenses (net of certain reimbursed expenses) on an annual basis, and will assume that all dividends and distributions are reinvested when paid.

         Quotations of total return will reflect only the performance of a hypothetical investment in the Fund during the particular time period shown. Total return for the Fund will vary based on changes in the market conditions and the level of the Fund's expenses, and no reported performance figure should be considered an indication of performance which may be expected in the future.

         In connection with communicating its total return to current or prospective shareholders, the Fund also may compare these figures to the performance of other mutual funds tracked by mutual fund rating services or to other unmanaged indices which may assume reinvestment of dividends but generally do not reflect deductions for administrative and management costs.

         Performance information for the Fund may be compared, in reports and promotional literature, to: (i) the Standard & Poor's 500 Stock Index, Dow Jones Industrial Average, or other unmanaged indices so that investors may compare the Fund's results with those of a group of unmanaged securities widely regarded by investors as representative of the securities markets in general; (ii) other groups of mutual funds tracked by Lipper Analytical Services, a widely used independent research firm which ranks mutual funds by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons who rank mutual funds on overall performance or other criteria, and (iii) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment of dividends but generally do not reflect deductions for administrative and management costs and expenses.

                             INDEPENDENT ACCOUNTANTS

         Deloitte & Touche LLP serves as the independent accountants for the Fund. Deloitte & Touche provides audit services, tax return preparation and assistance and consultation in connection with review of SEC filings. Deloitte & Touche's address is 555 Seventeenth Street, Suite 3600, Denver, Colorado 80202.

                             REGISTRATION STATEMENT

         This SAI and the prospectus do not contain all the information included in the Trust's Registration Statement filed with the SEC under the Securities Act of 1933 with respect to the securities offered hereby, certain portions of which have been omitted pursuant to the rules and regulations of the SEC. The Registration Statement, including the exhibits filed therewith, may be examined at the office of the SEC in Washington, D.C.

         Statements contained herein and in the Prospectus as to the contents of any contract or other documents referred to are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other documents filed as an exhibit to the Registration Statement, each such statement being qualified in all respects by such reference.

                            PART C. OTHER INFORMATION

Item 23.            Exhibits
                    --------

                    *   (a)  (1)            Trust Instrument.

                    *        (2)            Revised Trust Instrument.

                    *   (b)  (1)            By-Laws of Registrant.

                    *        (2)            Revised By-Laws of Registrant.

                        (c)                 None.

                    *   (d)  (1)            Investment Advisory Contract between Registrant and GE Investment Management,
                                            Incorporated with respect to the U.S. Treasury Money Market Fund.

                    *        (2)            Investment Advisory Contract between Registrant and GE Investment Management,
                                            Incorporated with respect to the U.S. Government Money Market Fund.

                    **       (3)            Investment Advisory Contract between Registrant and Tempest, Isenhart, Chafee,
                                            Lansdowne & Associates, Inc. with respect to the Aristata Equity Fund.

                    **       (4)            Investment Advisory Contract between Registrant and Tempest, Isenhart, Chafee,
                                            Lansdowne & Associates, Inc. with respect to the Aristata Quality Bond Fund.

                    **       (5)            Investment Advisory Contract between Registrant and Tempest, Isenhart, Chafee,
                                            Lansdowne & Associates, Inc. with respect to the Aristata Colorado Quality
                                            Tax-Exempt Fund.

                    **       (6)            Investment Advisory Contract between Registrant and GE Investment Management,
                                            Incorporated with respect to the Prime Money Market Fund.

                             (7)            Investment Advisory Contract between Registrant and National City Investment
                                            Management Company (to be provided by amendment).

                     ** (e)  (1)            Distribution Agreement between Registrant and
                                            ALPS Mutual Funds Services, Inc.

                             (2)            Amended Distribution Agreement between Registrant and ALPS Mutual Funds
                                            Services, Inc.
                                            (to be provided by amendment)

                             (3)            Amended and restated Administration Agreement between Registrant and ALPS
                                            Mutual Funds Services, Inc. (to be provided by amendment)

                         (f)                None.

                     *   (g) (1)            Custodian Contract between Registrant and State Street Bank and Trust Company.

                     *       (2)            Custodian Contract between Registrant and Fifth Third Bank.

                             (3)            Custodian Contract between Registrant and National City Bank (to be provided by amendment).

                    **   (h) (1)            Transfer Agency and Service Agreement between Registrant and ALPS Mutual Funds
                                            Services, Inc.

                    **       (2)            Bookkeeping and Pricing Agreement between Registrant and ALPS Mutual Funds
                                            Services, Inc.

                             (3)            Amended Bookkeeping and Pricing Agreement between  Registrant and ALPS Mutual
                                            Funds Services, Inc. (to be provided by amendment).

                    ***      (4)            Subscription Agreement.

                         (i)                Opinion and Consent of Davis, Graham & Stubbs LLP, counsel to Registrant (to be provided by amendment).

                         (j)                Consent of Independent Public Accountants Deloitte & Touche, LLP (to be provided by amendment).

                         (k)                None


                         (l)                None

                    **** (m)                Distribution Plan - Prime Money Market Fund Class II

                         (1)                Distribution Plan - United Association 500 Index Fund (to be provided by amendment).

                         (m)                Omitted by Rule Change

                    **** (o)                Rule 18f-3 Plan

     * Filed with Post-Effective Amendment No. 7 to Registrant's Registration Statement on August 28, 1997.
    ** Filed with Post-Effective Amendment No. 10 to Registrant's Registration Statement on June 12, 1998
   *** Filed with Post-Effective Amendment No. 5 to Registrant's Registration Statement on August 28, 1996.
  **** Filed with Post-Effective Amendment 12 to Registrant's Registration Statement on June 29, 1999.

Item 24. Persons Controlled by or under Common Control with Registrant.

         None.

Item 25. Indemnification.

         As permitted by Section 17(h) and (i) of the Investment Company Act of 1940 (the "1940 Act") and pursuant to Article X of the Registrant's Trust Instrument (Exhibit 1 to the Registration Statement), Section 7 of each Investment Advisory Agreement (Exhibits 5(a), 5(b), 5(c), 5(d) and 5(e) to this Registration Statement) and Sections 1.9 and 1.10 of the Distribution Agreement (Exhibit 6(a) to this Registration Statement), officers, trustees, employees and agents of the Registrant will not be liable to the Registrant, any shareholder, officer, trustee, employee, agent or other person for any action or failure to act, except for bad faith, willful misfeasance, gross negligence or reckless disregard of duties, and those individuals may be indemnified against liabilities in connection with the Registrant, subject to the same exceptions.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Securities Act") may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant understands that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

         The Registrant has purchased an insurance policy insuring its officers and trustees against liabilities, and certain costs of defending claims against such officers and trustees, to the extent such officers and trustees are not found to have committed conduct constituting willful misfeasance, bad faith, gross negligence or reckless disregard in the performance of their duties. The insurance policy also insures the Registrant against the cost of indemnification payments to officers under certain circumstances.

         Section 7 of each Investment Advisory Contract and Section 1.9 of the Distribution Contract limit the liability of GE Investment Management, Inc., Tempest, Isenhart, Chafee, Lansdowne & Associates, Inc. and ALPS Mutual Funds Services, Inc., respectively, to liabilities arising from willful misfeasance, bad faith or gross negligence in the performance of their respective duties or from reckless disregard by them of their respective obligations and duties under the agreements.

         The Registrant hereby undertakes that it will apply the indemnification provisions of its Declaration of Trust, By-Laws, Investment Advisory Contracts and Distribution Contract in a manner consistent with Release No. 11330 of the Securities and Exchange Commission under the 1940 Act so long as the interpretations of Section 17(h) and 17(i) of such Act remain in effect and are consistently applied.

Item 26. Business and Other Connections of Investment Advisers

         With respect to all Funds, reference is made to "Management of the Trust" in the Prospectus for each such Fund forming Part A and "Management" in the Statement of Additional Information for such Funds forming Part B of this Registration Statement.

         The list required by this Item 28 of officers and directors of GEIM, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by GEIM pursuant to the Investment Advisers Act of 1940, as amended (SEC File No. 801-31947).

         The list required by this Item 28 of officers and directors of Tempest, Isenhart, Chafee, Lansdowne & Assocs. ("Tempest"), together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by Tempest pursuant to the Investment Advisers Act of 1940, as amended (SEC File No. 801-11809-3).

         The list required by this Item 28 of officers and directors of National City Investment Management Company ("National City"), together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by National City pursuant to the Investment Advisers Act of 1940, as amended (SEC File No. 801-446).

Item 27.  Principal Underwriter

         (a) ALPS Mutual Funds Services, Inc. acts as Distributor/Underwriter for various other unrelated registered investment companies.

         (b)  Officers and Directors


Name and Principal                       Positions and Offices with                Positions and Offices with
Business Address*                        Registrant                                Underwriter
--------------------------------------------------------------------------------------------------------------------
W. Robert Alexander                      Chairman of the Board of Trustees and     Chairman and Chief Executive
                                         President                                 Officer and Secretary

Arthur J. L. Lucey                       None                                      President and Director

Thomas A. Carter                         None                                      Chief Financial Officer

Edmund J. Burke                          None                                      Executive Vice President
                                                                                   and Director

Russell C. Burk                          Secretary                                 General Counsel

Jeremy O. May                            Assistant Treasurer                       Vice Presdent

Rick A. Pederson                         None                                      Director

Chris Woessner                           None                                      Director

John Hannon                              None                                      Director

--------------------------
*All addresses are 370 Seventeenth Street, Suite 3100, Denver, Colorado 80202.

         (c)  Not applicable.

Item 28. Location of Accounts and Records

                  All accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules thereunder are maintained at the offices of ALPS Mutual Funds Services, Inc., General Electric Investment Management, Inc. and Tempest, Isenhart, Chafee, Lansdowne & Associates, Inc..

Item 29. Management Services

         Not applicable.

Item 30. Undertakings.

         (a) Registrant undertakes to call a meeting of shareholders for the purpose of voting upon the removal of a trustee if requested to do so by the holders of at least 10% of the Registrant's outstanding shares.

         (b) Registrant undertakes to provide the support to shareholders specified in Section 16(c) of the 1940 Act as though that section applied to the Registrant.

         (c) Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of Registrant's latest annual report upon request and without a charge.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and Rule 485(a) thereunder and the Investment Company Act of 1940, the Registrant certifies that it has duly caused this Post-Effective Amendment No. 14 of its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Denver, and State of Colorado, on December 1, 1999.

                                          FINANCIAL INVESTORS TRUST
                                          (Registrant)

                                          By: /s/  W. ROBERT ALEXANDER
                                              ---------------------------------
                                                   W. Robert Alexander
                                                   Trustee and President

         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature                                      Title                                 Date
---------                                      -----                                 ----
/s/  W. ROBERT ALEXANDER                       Trustee and                      December 1, 1999
-------------------------------                President
W. Robert Alexander


/s/  ROBERT E. LEE                             Trustee                          December 1, 1999
-------------------------------
Robert E. Lee

/s/  MARY K. ANSTINE                           Trustee                          December 1, 1999
-------------------------------
Mary K. Anstine

/s/  EDWIN B. CROWDER                          Trustee                          December 1, 1999
-------------------------------
Edwin B. Crowder

/s/  JOHN R. MORAN, JR                         Trustee                          December 1, 1999
-------------------------------
John R. Moran, Jr.

                                 EXHIBIT INDEX


                    Exhibits
                    --------
                    *   (a)  (1)            Trust Instrument.

                    *        (2)            Revised Trust Instrument.

                    *   (b)  (1)            By-Laws of Registrant.

                    *        (2)            Revised By-Laws of Registrant.

                        (c)                 None.

                    *   (d)  (1)            Investment Advisory Contract between Registrant and GE Investment Management,
                                            Incorporated with respect to the U.S. Treasury Money Market Fund.

                    *        (2)            Investment Advisory Contract between Registrant and GE Investment Management,
                                            Incorporated with respect to the U.S. Government Money Market Fund.

                    **       (3)            Investment Advisory Contract between Registrant and Tempest, Isenhart, Chafee,
                                            Lansdowne & Associates, Inc. with respect to the Aristata Equity Fund.

                    **       (4)            Investment Advisory Contract between Registrant and Tempest, Isenhart, Chafee,
                                            Lansdowne & Associates, Inc. with respect to the Aristata Quality Bond Fund.

                    **       (5)            Investment Advisory Contract between Registrant and Tempest, Isenhart, Chafee,
                                            Lansdowne & Associates, Inc. with respect to the Aristata Colorado Quality
                                            Tax-Exempt Fund.

                    **       (6)            Investment Advisory Contract between Registrant and GE Investment Management,
                                            Incorporated with respect to the Prime Money Market Fund.

                             (7)            Investment Advisory Contract between Registrant and National City Investment
                                            Management Company (to be provided by amendment).

                    Exhibits
                    --------
                     ** (e)  (1)            Distribution Agreement between Registrant and
                                            ALPS Mutual Funds Services, Inc.

                             (2)            Amended Distribution Agreement between Registrant and ALPS Mutual Funds
                                            Services, Inc.
                                            (to be provided by amendment)

                             (3)            Amended and restated Administration Agreement between Registrant and ALPS
                                            Mutual Funds Services, Inc. (to be provided by amendment)

                         (f)                None.

                     *   (g) (1)            Custodian Contract between Registrant and State Street Bank and Trust Company.

                     *       (2)            Custodian Contract between Registrant and Fifth Third Bank.

                             (3)            Custodian Contract between Registrant and National City Bank (to be provided by amendment).

                    **   (h) (1)            Transfer Agency and Service Agreement between Registrant and ALPS Mutual Funds
                                            Services, Inc.

                    **       (2)            Bookkeeping and Pricing Agreement between Registrant and ALPS Mutual Funds
                                            Services, Inc.

                             (3)            Amended Bookkeeping and Pricing Agreement between  Registrant and ALPS Mutual
                                            Funds Services, Inc. (to be provided by amendment).

                    ***      (4)            Subscription Agreement.

                         (i)                Opinion and Consent of Davis, Graham & Stubbs LLP, counsel to Registrant (to be provided by amendment).

                         (j)                Consent of Independent Public Accountants Deloitte & Touche, LLP (to be provided by amendment).

                         (k)                None


                    Exhibits
                    --------
                         (l)                None

                    **** (m)                Distribution Plan - Prime Money Market Fund Class II

                         (1)                Distribution Plan - United Association 500 Index Fund (to be provided by amendment).

                         (m)                Omitted by Rule Change

                    **** (o)                Rule 18f-3 Plan

     * Filed with Post-Effective Amendment No. 7 to Registrant's Registration Statement on August 28, 1997.
    ** Filed with Post-Effective Amendment No. 10 to Registrant's Registration Statement on June 12, 1998
   *** Filed with Post-Effective Amendment No. 5 to Registrant's Registration Statement on August 28, 1996.
  **** Filed with Post-Effective Amendment 12 to Registrant's Registration Statement on June 29, 1999.